Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment
Property, plant and equipment

6.	Property, plant and equipment

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2022	159,171	271,540	198,981	51,760	245,647	6,568,841	7,495,940
Additions	1,770	267	-	-	-	-	2,037
Impairment of property, plant and equipment	-	-	-	-	-	-	-
December 31, 2023	160,941	271,807	198,981	51,760	245,647	6,568,841	7,497,977

Accumulated depreciation
December 31, 2022	153,203	251,441	192,138	50,975	237,312	-	885,069
Depreciation	1,223	6,066	2,053	157	1,667	-	11,166
December 31, 2023	154,426	257,507	194,191	51,132	238,979	-	896,235

Carrying amounts
December 31, 2022	5,968	20,099	6,843	785	8,335	6,568,841	6,610,871
December 31, 2023	6,515	14,300	4,790	628	6,668	6,568,841	6,601,742

	Furniture and fixtures and other	Computer hardware	Computer software	Geological library	Field equipment	Mill equipment	Total
	$	$	$	$	$	$	$
Cost
December 31, 2021	158,219	267,004	198,981	51,760	245,647	13,968,566	14,890,177
Additions	952	4,536	-	-	-	41,568	47,056
Impairment of property, plant and equipment	-	-	-	-	-	(7,441,293)	(7,441,293)
December 31, 2022	159,171	271,540	198,981	51,760	245,647	6,568,841	7,495,940

Accumulated depreciation
December 31, 2021	151,390	244,043	189,206	50,779	235,227	-	870,645
Depreciation	1,813	7,398	2,932	196	2,085	-	14,424
December 31, 2022	153,203	251,441	192,138	50,975	237,312	-	885,069

Carrying amounts
December 31, 2021	6,829	22,961	9,775	981	10,420	13,968,566	14,019,532
December 31, 2022	5,968	20,099	6,843	785	8,335	6,568,841	6,610,871

As at December 31, 2022, the Company recorded an impairment of $7,441,293 on mill equipment to its recoverable amount due to the delay in receiving development permit and the lack of available for use in Mexico.